Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [line items]
Capital commitments	₨ 10,322	₨ 7,675
Financial guarantee amount	13,455	16,076
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	95,520	91,465
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 18,799	₨ 15,240